Partners' Capital	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Partners' Capital

Note 9 – Partners’ Capital

Distributions

Crestwood Equity

Limited Partners. A summary of CEQP’s limited partner quarterly cash distributions for the three months ended March 31, 2016 and 2015 is presented below:

Record Date	Payment Date	Per Unit Rate	Cash Distributions (in millions)
2016
February 5, 2016	February 12, 2016	$1.375	$95.6
2015
February 6, 2015	February 13, 2015	$1.375	$25.8

On April 21, 2016, we declared a distribution of $0.60 per limited partner unit to be paid on May 13, 2016, to unitholders of record on May 6, 2016 with respect to the first quarter of 2016.

Preferred Unit Holders. In conjunction with the closing of the Simplification Merger, the CMLP Class A Preferred Units were exchanged for new preferred units of the Company (the Preferred Units) with substantially similar terms and conditions to those of the CMLP Preferred Units. We are required to make quarterly distributions to our preferred unitholders. On February 12, 2016, we issued 1,404,317 Preferred Units to our preferred unitholders for the quarter ended December 31, 2015 in lieu of paying a cash distribution of $12.8 million. On April 21, 2016, the board of directors of our general partner authorized the issuance of 1,436,797 Preferred Units to our preferred unit holders for the quarter ended March 31, 2016 in lieu of paying a cash distribution of $13.1 million.

Crestwood Midstream

Prior to the Simplification Merger, the Company indirectly owned a non-economic general partnership interest in Crestwood Midstream and 100% of its incentive distribution rights (IDRs). Crestwood Midstream was also a publicly-traded limited partnership with common units listed on the NYSE. However, as a result of Crestwood Midstream’s completion of the Simplification Merger on September 30, 2015, its common units ceased to be listed on the NYSE, the IDRs were eliminated and Crestwood Midstream became a wholly-owned subsidiary of the Company.

During the three months ended March 31, 2016 and 2015, Crestwood Midstream made distributions of $97.2 million and $26.6 million to Crestwood Equity. During the three months ended March 31, 2015, Crestwood Midstream paid a cash distribution to its general partner (representing IDRs and distributions related to common units held by the general partner) of approximately $10.5 million.

Limited Partners. The following table presents quarterly cash distributions paid to Crestwood Midstream’s limited partners (excluding distributions paid to its general partner on its common units held) during the three months ended March 31, 2015.

Record Date	Payment Date	Per Unit Rate	Cash Distributions (in millions)
February 6, 2015	February 13, 2015	$0.41	$74.3

Non-Controlling Partners

Crestwood Midstream Class A Preferred Units

As discussed, in conjunction with the closing of the Simplification Merger, the CMLP Class A Preferred Units were exchanged for new preferred units of Crestwood Equity. Prior to the Simplification Merger, Crestwood Equity classified the CMLP Class A Preferred Units as a component of Interest of Non-Controlling Partners on its consolidated balance sheet.

Crestwood Niobrara Preferred Interest

Crestwood Niobrara issued a preferred interest to a subsidiary of General Electric Capital Corporation and GE Structured Finance, Inc. (collectively, GE) in conjunction with the acquisition of its investment in Jackalope, which is reflected as non-controlling interest in our consolidated financial statements.

Net Income (Loss) Attributable to Non-Controlling Partners

The components of net income (loss) attributable to non-controlling partners for the three months ended March 31, 2016 and 2015, are as follows (in millions):

	Three Months Ended March 31,
	2016	2015
Crestwood Niobrara preferred interests	$5.9	$5.6

CMLP net income attributable to non-controlling partners	5.9	5.6
Crestwood Midstream limited partner interests	—	(5.0)
Crestwood Midstream Class A preferred units	—	9.2

CEQP net income attributable to non-controlling partners	$5.9	$9.8

Distributions to Non-Controlling Partners

Crestwood Midstream Limited Partners. As discussed above, Crestwood Midstream paid cash distributions to its limited partners (excluding distributions to its general partner and distributions on the limited partner units that were owned by Crestwood Equity) of $74.3 million during the three months ended March 31, 2015.

Crestwood Midstream Class A Preferred Unit Holders. During the three months ended March 31, 2015, Crestwood Midstream issued 414,325 Class A Preferred Units to its preferred unit holders for the quarter ended December 31, 2014 in lieu of paying a cash distribution of $10.4 million.

Crestwood Niobrara Preferred Unit Holders. During the three months ended March 31, 2016, Crestwood Niobrara paid cash distributions of $3.8 million to GE. During the three months ended March 31, 2015, Crestwood Niobrara issued 3,680,570 preferred units to GE in lieu of paying a cash distribution for the quarter ended December 31, 2014. Beginning with the distribution for the first quarter of 2015, Crestwood Niobrara no longer had the option to pay distributions to GE by issuing additional preferred units in lieu of paying a cash distribution. In April 2016, Crestwood Niobrara paid a cash distribution of $3.8 million to GE for the quarter ended March 31, 2016.

Note 12—Partners’ Capital

Simplification Merger. As discussed in Note 1, on September 30, 2015, we completed the Simplification Merger. As part of the merger consideration, Crestwood Midstream’s common and preferred unitholders (other than Crestwood Equity and its subsidiaries) received 2.75 common or preferred units of CEQP for each common or preferred unit of CMLP held upon completion of the merger.

Prior to the Simplification Merger, CEQP indirectly owned a non-economic general partnership interest in Crestwood Midstream and 100% of its IDRs. Crestwood Midstream was also a publicly-traded limited partnership with common units listed on the NYSE. However, as a result of our completion of the Simplification Merger on September 30, 2015, Crestwood Midstream’s common units ceased to be listed on the NYSE, its IDRs were eliminated and Crestwood Midstream became a wholly-owned subsidiary of CEQP.

Immediately following the Simplification Merger and the transactions described above, as of December 31, 2015, CEQP owns a 99.9% limited partnership interest in Crestwood Midstream and CEQP’s wholly-owned subsidiary, CGS GP, owns a 0.1% limited partnership interest in Crestwood Midstream.

Common Units

Historically, Crestwood Midstream periodically sold common units in public offerings to generate funds to reduce the indebtedness under its credit facility and to fund acquisitions. The table below presents limited partner unit issuances by Legacy Crestwood, Inergy Midstream and Crestwood Midstream.

Issuer	Issuance Date	Units		Per Unit Gross Price	Per Unit Net Price(1)	Net Proceeds (in millions)
Legacy Crestwood	March 22, 2013	5,175,000	(2)	23.90	23.00	118.5
Inergy Midstream	September 13, 2013	11,773,191	(3)	22.50	21.69	255.2
Crestwood Midstream	October 23, 2013	16,100,000	(4)	N/A	21.19	340.3

(1)	Price is net of underwriting discounts.
(2)	Includes 675,000 units that were issued in April 2013.
(3)	Includes 773,191 units that were issued on October 7, 2013.
(4)	Includes 2,100,000 units that were issued on October 30, 2013.

During 2013, Legacy Crestwood issued Class D units representing limited partner units. Legacy Crestwood had the option to pay distributions to its Class D unitholders with cash or by issuing additional paid-in-kind units based upon the volume common unit weighted-average price for 10 trading days immediately preceding the date the distribution was declared. On April 1, 2013, the outstanding Legacy Crestwood Class C units converted to common units on a one-for-one basis. In conjunction with the Crestwood Merger, Legacy Crestwood unitholders received 1.07 units of Inergy Midstream units for each unit of Legacy Crestwood they owned and as a result, there were no common or Class D units outstanding immediately following the Crestwood Merger. During 2013, Legacy Crestwood issued 183,995 and 292,660 additional Class C and Class D units in lieu of paying a quarterly cash distribution.

Preferred Units

On June 17, 2014, Crestwood Midstream entered into definitive agreements with a group of investors, including Magnetar Financial, affiliates of GSO Capital Partners LP and GE Energy Financial Services (the Class A Purchasers). Under these agreements, Crestwood Midstream agreed to sell to the Class A Purchasers and the Class A Purchasers have agreed to purchase from Crestwood Midstream up to $500 million of Class A Preferred Units (CMLP Preferred Units) at a fixed price of $25.10 per unit on or before September 30, 2015. Through December 31, 2014, the Class A Purchasers purchased 17,529,879 CMLP Preferred Units for a cash purchase price of $25.10 per unit resulting in gross proceeds to us of approximately $440.0 million (net proceeds of approximately $430.5 million after deducting transaction fees and offering expenses). On August 10, 2015, the Class A Purchasers acquired from Crestwood Midstream the remaining $60.0 million of CMLP Preferred Units for net proceeds of approximately $58.8 million after deducting transaction fees and offering expenses.

As discussed above, in conjunction with the closing of the Simplification Merger, 21,580,244 of CMLP Preferred Units were exchanged for 59,345,672 new preferred units of CEQP (the Preferred Units) with substantially similar terms and conditions to those of the CMLP Preferred Units and as a result, Crestwood Equity classified the new preferred units as a component of Crestwood Equity Partners LP partners’ capital on its consolidated balance sheet as of December 31, 2015. Prior to the Simplification Merger, Crestwood Equity classified the CMLP Preferred Units as a component of Interest of Non-Controlling Partners on its consolidated balance sheet. Because the fair value of the preferred units was materially equivalent immediately before and after the exchange, Crestwood Equity recorded CEQP’s preferred units at Crestwood Midstream’s historical book value.

Subject to certain conditions, the holders of the Preferred Units will have the right to convert Preferred Units into (i) common units on a 1-for-10 basis after June 17, 2017, or (ii) a number of common units determined pursuant to a conversion ratio set forth in our partnership agreement upon the occurrence of certain events, such as a change in control. The Preferred Units have voting rights that are identical to the voting rights of the common units and will vote with the common units as a single class, with each Preferred Units entitled to one vote for each common unit into which such Preferred Unit is convertible, except that the Preferred Units are entitled to vote as a separate class on any matter on which all unit holders are entitled to vote that adversely affects the rights, powers, privileges or preferences of the Preferred Units in relation to CEQP’s other securities outstanding.

Distributions

Crestwood Equity

Description. Crestwood Equity makes quarterly distributions to its partners within approximately 45 days after the end of each quarter in an aggregate amount equal to its available cash for such quarter. Available cash generally means, with respect to each quarter, all cash on hand at the end of the quarter less the amount of cash that the general partner determines in its reasonable discretion is necessary or appropriate to:

•	provide for the proper conduct of its business;

•	comply with applicable law, any of its debt instruments, or other agreements; or

•	provide funds for distributions to unitholders for any one or more of the next four quarters;

plus all cash on hand on the date of determination of available cash for the quarter resulting from working capital borrowings made after the end of the quarter. Working capital borrowings are generally borrowings that are made under CEQP’s working capital facility and in all cases are used solely for working capital purposes or to pay distributions to partners. The amount of cash CEQP has available for distribution depends primarily upon its cash flow (which consists of the cash distributions it receives in connection with its ownership of Crestwood Midstream).

Limited Partners. During the year ended December 31, 2013, Legacy Crestwood GP paid cash distributions to its member of $9.3 million. In addition, during the year ended December 31, 2013, CEQP paid cash distributions of approximately $11.8 million related to restricted units that vested as a result of the Crestwood Merger discussed below.

A summary of CEQP’s limited partner quarterly cash distributions for the years ended December 31, 2015, 2014 and 2013 is presented below:

Record Date	Payment Date	Per Unit Rate	Cash Distributions (in millions)
2015
February 6, 2015	February 13, 2015	$1.375	$25.8
May 8, 2015	May 15, 2015	$1.375	25.7
August 7, 2015	August 14, 2015	$1.375	25.7
November 6, 2015	November 13, 2015	$1.375	$94.3

			$171.5

2014
February 7, 2014	February 14, 2014	$1.375	$25.6
May 8, 2014	May 15, 2014	$1.375	25.7
August 7, 2014	August 14, 2014	$1.375	25.6
November 7, 2014	November 14, 2014	$1.375	25.6

			$102.5

2013
August 7, 2013	August 14, 2013	$1.30	$22.3
November 7, 2013	November 14, 2013	$1.35	25.0

			$47.3

On February 12, 2016, we paid a distribution of $1.3750 per limited partner unit to unitholders of record on February 5, 2016 with respect to the fourth quarter of 2015.

Preferred Unit Holders. We are required to make quarterly distributions to our Preferred Unit holders. The holders of the Preferred Units are entitled to receive fixed quarterly distributions of $0.2111 per unit. For the seven quarters following the quarter ended September 30, 2015 (the Initial Distribution Period), distributions on the Preferred Units can be made in additional Preferred Units, cash, or a combination thereof, at our election. If we elect to pay the quarterly distribution through the issuance of additional Preferred Units, the number of units to be distributed will be calculated as the fixed quarterly distribution of $0.2111 per unit divided by the cash purchase price of $9.13 per unit. We accrue the fair value of such distribution at the end of the quarterly period and adjust the fair value of the distribution on the date the additional Preferred Units are distributed. Distributions on the Preferred Units following the Initial Distribution Period will be made in cash unless, subject to certain exceptions, (i) there is no distribution being paid on our common units and (ii) our available cash (as defined in our partnership agreement) is insufficient to make a cash distribution to our Preferred Unit holders. If we fail to pay the full amount payable to our Preferred Unit holders in cash following the Initial Distribution Period, then (x) the fixed quarterly distribution on the Preferred Units will increase to $0.2567 per unit, and (y) we will not be permitted to declare or make any distributions to our common unitholders until such time as all accrued and unpaid distributions on the Preferred Units have been paid in full in cash. In addition, if we fail to pay in full any Preferred Distribution (as defined in its partnership agreement), the amount of such unpaid distribution will accrue and accumulate from the last day of the quarter for which such distribution is due until paid in full, and any accrued and unpaid distributions will be increased at a rate of 2.8125% per quarter.

During the year ended December 31, 2015, we issued 1,372,573 Preferred Units to our preferred unit holders in lieu of paying a quarterly cash distribution of $12.5 million. On February 12, 2016, we issued 1,404,317 Preferred Units to our preferred unit holders for the quarter ended December 31, 2015 in lieu of paying a cash distribution of $12.8 million.

Crestwood Midstream

Description. Prior to the Crestwood Merger, Legacy Crestwood’s Second Amended and Restated Agreement of Limited Partnership, dated February 19, 2008, as amended (Legacy Crestwood Partnership Agreement), required that, within 45 days after the end of each quarter, they distribute all of their available cash (as defined therein) to unitholders of record on the applicable record date, as determined by its general partner. Legacy Crestwood’s minimum quarterly distribution was $0.30 per unit, to the extent they had sufficient cash flows from operations after the establishment of cash reserve and payment of fees and expenses, including payments to its general partner.

Following the Crestwood Merger and prior to the completion of the Simplification Merger, Crestwood Midstream’s partnership agreement required the partnership to distribute, within 45 days after the end of each quarter, all available cash (as defined in its partnership agreement) to unitholders of record on the applicable record date. The general partner was not entitled to distributions on its non-economic general partner interest.

In conjunction with the Simplification Merger, Crestwood Midstream amended and restated its partnership agreement. In accordance with the partnership agreement, Crestwood Midstream’s general partner may, from time to time, cause Crestwood Midstream to make cash distributions at the sole discretion of the general partner.

General Partner. During the years ended December 31, 2015, 2014 and 2013, Crestwood Midstream paid cash distributions to its general partner (representing IDRs and distributions related to common units held by the general partner) of approximately $31.4 million, $41.8 million and $26.2 million.

On September 30, 2015, Crestwood Midstream made a distribution of approximately $378.3 million to CEQP for purposes of repaying (or, if applicable, satisfying and discharging) substantially all of its outstanding indebtedness. The distribution was funded with borrowings under the Crestwood Midstream credit facility. In addition, during the years ended December 31, 2015, 2014 and 2013, Crestwood Midstream made distributions of $175.6 million, $101.6 million and $50.0 million, which represented net amounts due to Crestwood Midstream related to cash advances to CEQP for its general corporate activities.

As discussed in Note 6, in December 2014, Crestwood Midstream paid approximately $66.4 million to acquire a 50.01% in Tres Palacios from Crestwood Equity. Crestwood Midstream reflected the difference between the cash paid in excess of Crestwood Equity’s basis of approximately $30.6 million as a distribution to its general partner on its consolidated statement of partners’ capital and its consolidated statement of cash flows for the year ended December 31, 2014.

Limited Partners. The following table presents quarterly cash distributions paid to Crestwood Midstream’s limited partners (excluding distributions paid to its general partner on its common units held) during the years ended December 31, 2015, 2014 and 2013.

Record Date	Payment Date	Per Unit Rate	Cash Distributions (in millions)
2015
February 6, 2015	February 13, 2015	$0.41	$74.3
May 8, 2015	May 15, 2015	$0.41	74.3
August 7, 2015	August 14, 2015	$0.41	74.3

			$222.9

2014
February 7, 2014	February 14, 2014	$0.41	$74.1
May 8, 2014	May 15, 2014	$0.41	74.2
August 7, 2014	August 14, 2014	$0.41	74.1
November 7, 2014	November 14, 2014	$0.41	74.1

			$296.5

2013
January 31, 2013	February 12, 2013	$0.510	$21.0
April 30, 2013	May 10, 2013	$0.510	27.4
August 1, 2013	August 9, 2013	$0.510	27.4
August 7, 2013(1)	August 14, 2013	$0.400	34.3
November 7, 2013(1)	November 14, 2013	$0.405	69.5

			$179.6

(1)	Represents distributions associated with Inergy Midstream limited partner units.

Class A Preferred Unit Holders. Prior to the Simplification Merger, Crestwood Midstream’s partnership agreement required Crestwood Midstream to make quarterly distributions to its Class A Preferred Unit holders. The holders of the Preferred Units were entitled to receive fixed quarterly distributions of $0.5804 per unit. For the 12 quarters following the quarter ended June 30, 2014 (the Initial Distribution Period), distributions on our Preferred Units could be made in additional Preferred Units, cash, or a combination thereof, at our election. If Crestwood Midstream elected to pay the quarterly distribution through the issuance of additional Preferred Units, the number of units to be distributed were calculated as the fixed quarterly distribution of $0.5804 per unit divided by the cash purchase price of $25.10 per unit. Crestwood Midstream accrued the fair value of such distribution at the end of the quarterly period and adjusted the fair value of the distribution on the date the additional Preferred Units are distributed.

Non-Controlling Partners

Crestwood Midstream Class A Preferred Units

As discussed above, prior to the Simplification Merger, Crestwood Equity classified the Crestwood Midstream Class A Preferred Units as a component of Interest of Non-Controlling Partners on its consolidated balance sheet.

Crestwood Niobrara Preferred Interest

Crestwood Niobrara issued a preferred interest to a subsidiary of General Electric Capital Corporation and GE Structured Finance, Inc. (collectively, GE) in conjunction with the acquisition of its investment in Jackalope. The preferred interest is reflected as non-controlling interest in Crestwood Equity’s and Crestwood Midstream’s consolidated financial statements. We serve as the managing member of Crestwood Niobrara and, subject to certain restrictions, we have the ability to redeem GE’s preferred interest in either cash or common units at an amount equal to the face amount of the preferred units plus an applicable return.

Pursuant to Crestwood Niobrara’s agreement with GE, GE made capital contributions to Crestwood Niobrara in exchange for an equivalent number of preferred units. During the years ended December 31, 2014 and 2013, GE made capital contributions of $53.9 million and $96.1 million to Crestwood Niobrara. As of December 31, 2014, GE has fulfilled its capital contribution commitment to Crestwood Niobrara of $150.0 million and is no longer required to make quarterly contributions to Crestwood Niobrara.

Net Income (Loss) Attributable to Non-Controlling Partners

The components of net income (loss) attributable to non-controlling partners for the years ended December 31, 2015, 2014 and 2013 are as follows (in millions):

	Year Ended December 31,
	2015	2014	2013
Crestwood Niobrara preferred interests	$23.1	$16.8	$4.9

CMLP net income attributable to non-controlling partners	23.1	16.8	4.9
Crestwood Midstream limited partner interests	(683.0)	(100.8)	(62.2)
Crestwood Midstream Class A preferred units	23.1	17.2	—

CEQP net income (loss) attributable to non-controlling partners	$(636.8)	$(66.8)	$(57.3)

Distributions to Non-Controlling Partners

Crestwood Midstream Limited Partners. Prior to the completion of the Simplification Merger, the Crestwood Midstream partnership agreement required it to distribute, within 45 days after the end of each quarter, all available cash (as defined in its partnership agreement) to unitholders of record on the applicable record date. Crestwood Equity was not entitled to distributions on its non-economic general partner interest in Crestwood Midstream. Crestwood Midstream paid cash distributions to its limited partners (excluding distributions to its general partner and distributions paid in conjunction with the Crestwood Merger as discussed below) of $222.9 million, $296.5 million and $179.6 million during the years ended December 31, 2015, 2014 and 2013.

Crestwood Midstream Class A Preferred Unitholders. During the years ended December 31, 2015 and 2014, Crestwood Midstream issued 1,271,935 and 387,991 Preferred Units to its preferred unitholders in lieu of paying a cash distribution of approximately $31.9 million and $9.7 million, respectively.

Crestwood Niobrara Preferred Unitholders. During the years ended December 31, 2014 and 2013, Crestwood Niobrara issued 11,419,241 and 2,161,657 preferred units to GE in lieu of paying a cash distribution. On January 30, 2015, Crestwood Niobrara issued 3,680,570 preferred units to GE in lieu of paying a cash distribution for the quarter ended December 31, 2014. Beginning with the distribution for the first quarter of 2015, Crestwood Niobrara no longer had the option to pay distributions to GE by issuing additional preferred units in lieu of paying a cash distribution. During the year ended December 31, 2015, Crestwood Niobrara paid cash distributions of $11.3 million to GE.

Other Partners’ Capital Transactions

Crestwood Merger

In conjunction with Crestwood Holdings’ acquisition of Crestwood Equity’s general partner, Crestwood Equity issued 438,789 subordinated units, which are considered limited partnership interests, and have the same rights and obligations as its common units, except that the subordinated units are entitled to receive distributions of available cash for a particular quarter only after each of our common units has received a distribution of at least $1.30 for that quarter. The subordinated units convert to common units after (i) CEQP’s common units have received a cumulative distribution in excess of $5.20 during a consecutive four quarter period; and (ii) its Adjusted Operating Surplus (as defined in the agreement) exceeds the distribution on a fully dilutive basis.

As discussed in Note 1, in conjunction with the Crestwood Merger, Legacy Crestwood unitholders received 1.07 units of Inergy Midstream units for each Legacy Crestwood unit they owned and as a result, there were no Legacy Crestwood common or Class D units outstanding immediately following the merger. In addition, Legacy Crestwood unitholders also received a $34.9 million distribution, $10 million of which was funded as a non-cash contribution from Crestwood Holdings and is reflected on Crestwood Equity’s consolidated statements of partners’ capital as contribution from Crestwood Holding LLC for the year ended December 31, 2013. Crestwood Equity reflected the distribution of $34.9 million as distributions to non-controlling partners on its consolidated statements of partners’ capital for the year ended December 31, 2013. Crestwood Midstream reflected the $10 million non-cash contribution from Crestwood Holdings as contributions from general partner on its consolidated statement of partners’ capital for the year ended December 31, 2013. In addition, Crestwood Midstream reflected the distribution of $34.9 million as distribution to partners on its consolidated statements of partners’ capital for the year ended December 31, 2013.

In conjunction with the Crestwood Merger, the restricted units outstanding under the Legacy Inergy long-term incentive plan were modified to accelerate the vesting of certain outstanding awards on December 31, 2013. Crestwood Equity reflected the cash paid of approximately $11.8 million related to these vested units as distributions to partners on its consolidated statement of cash flows for the year ended December 31, 2013.

Following the closing of the Crestwood Merger, Crestwood Holdings exchanged 7,100,000 common units of CMLP for 14,300,000 common units of CEQP pursuant to an option obtained on June 19, 2013 when it acquired CEQP’s general partner. This exchange resulted in a $182.3 million decrease to the interest of non-controlling partners and a$182.3 million increase to partners’ capital on Crestwood Equity’s consolidated statement of partners’ capital for the year ended December 31, 2013.

Acquisitions

Crestwood Marcellus Midstream LLC (CMM). In January 2013, Crestwood Midstream acquired Crestwood Holdings 65% membership interest in CMM for approximately $258.0 million, which was funded through $129.0 million of borrowings under the Legacy Crestwood credit facility and the issuance of Class D and common units. The transaction was accounted for as a reorganization of entities under common control. The issuance of the Class D and common units were reflected as a distribution for additional interest in Crestwood Marcellus Midstream LLC in our consolidated statements of cash flows and partners’ capital for the year ended December 31, 2013.

Arrow. On November 7, 2013, Crestwood Midstream issued 8,826,125 common units as partial consideration of the Arrow Acquisition. See Note 3 for additional information regarding the Arrow Acquisition.